DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

27. DISPOSAL OF SUBSIDIARIES

In the years ended December 31, 2020 and 2021, the Group sold several subsidiaries with minimal business operations to third parties. The disposals were not a strategic shift of the business and would not have a major impact on Ambow’s business, therefore the disposals did not qualify as discontinued operations. The Group recognized gain from the disposal of those subsidiaries in a collective amount of RMB 752 and RMB 12,158 in the years of 2020 and 2021, respectively.